Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Gain/(loss) on changes in fair value		$ (2,398)
Financial assets		390,873	$ 479,146
Investments in notes from associates, non-current		6,350	4,600
Gain/(loss) on investments in notes from associates		13,131	(27,630)	$ 0
Financial liabilities, at fair value		3,905	4,951
Subsidiary preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		169	169
At fair value | Subsidiary preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		169	169
Vedanta
Disclosure of financial liabilities [line items]
Financial assets		11,163	14,153
Sonde
Disclosure of financial liabilities [line items]
Financial assets		5,307
Gelesis
Disclosure of financial liabilities [line items]
Gain/(loss) on changes in fair value			77,945
Acquisition of net asset	$ 15,000
Gelesis | Convertible note receivable
Disclosure of financial liabilities [line items]
Gain/(loss) on investments in notes from associates		10,729
Gelesis | Senior secured convertible promissory note
Disclosure of financial liabilities [line items]
Financial assets			0
Gelesis | Convertible Promissory Note
Disclosure of financial liabilities [line items]
Investments in notes from associates, non-current		17,731	4,600
Gain/(loss) on investments in notes from associates		26,850
Issuance of promissory note			$ 0
Vedanta | Convertible Promissory Note
Disclosure of financial liabilities [line items]
Gain/(loss) on investments in notes from associates		5,000
Seaport, Vedanta And Sonde
Disclosure of financial liabilities [line items]
Gain/(loss) on changes in fair value		$ (10,361)